Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Trading Symbol	GBSN
Entity Registrant Name	Great Basin Scientific, Inc.
Entity Central Index Key	0001512138
Entity Filer Category	Smaller Reporting Company